Finance income and expenses (Schedule of Financing Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Other:
Foreign currency differences | ₪		₪ 1,174		₪ 560	₪ 2,121
Expenses from forward transaction | ₪		17,867
Bank fees | ₪		409		312	330
Portfolio management fees | ₪		950		283	500
Other | ₪		92		98	65
Total financing costs | ₪		₪ 20,492		₪ 1,253	₪ 3,016
US Dollars [Member]
Other:
Foreign currency differences | $			$ 377
Expenses from forward transaction | $			5,745
Bank fees | $			132
Portfolio management fees | $			305
Other | $			30
Total financing costs | $	[1]		$ 6,589

[1]	Convenience Translation into US Dollars.